December 31, 2005	•	Separate Account B of Pacific Life Insurance Company

Annual
Report

Pacific Life

SEPARATE ACCOUNT B

SEPARATE ACCOUNT B
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2005

						American
						Funds®	American
	Blue	Aggressive	Financial	Diversified		Growth-	Funds®		Short
	Chip	Growth	Services	Research	Equity	Income	Growth	Technology	Duration Bond
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account (1)	Account (1)	Account	Account

ASSETS
Investments:
Blue Chip Portfolio	$335,666
Aggressive Growth Portfolio		$7,575
Financial Services Portfolio			$44,641
Diversified Research Portfolio				$78,948
Equity Portfolio					$5,211,153
American Funds® Growth-Income Portfolio						$23,709
American Funds® Growth Portfolio							$10,049
Technology Portfolio								$9,185
Short Duration Bond Portfolio									$92,980
Receivables:
Due from Pacific Life Insurance Company	—	—	—	—	458	2	—	—	209
Fund shares redeemed	29	—	2	81	—	—	1	—	—
Other	—	—	—	—	4,092	—	—	—	—

Total Assets	335,695	7,575	44,643	79,029	5,215,703	23,711	10,050	9,185	93,189

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	29	—	2	81	—	—	1	—	—
Fund shares purchased	—	—	—	—	458	2	—	—	209
Other	13	—	—	4	—	2	1	1	3

Total Liabilities	42	—	2	85	458	4	2	1	212

NET ASSETS	$335,653	$7,575	$44,641	$78,944	$5,215,245	$23,707	$10,048	$9,184	$92,977

Units Outstanding	44,203	871	4,087	6,783	525,708	2,178	847	1,728	9,299

Accumulation Unit Value	$7.59	$8.69	$10.92	$11.64	$9.92	$10.88	$11.86	$5.31	$10.00

Cost of Investments	$298,099	$7,027	$35,461	$60,797	$7,830,560	$22,550	$8,880	$6,333	$95,139

(1)	Operations commenced during 2005 (See Note 1 to Financial Statements).
See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2005

	Concentrated	Growth	Focused	Health	Mid-Cap	International	Capital	International	Equity
	Growth	LT	30	Sciences	Value	Value	Opportunities	Large-Cap	Index
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account (1)	Account	Account	Account	Account	Account	Account	Account	Account

ASSETS
Investments:
Concentrated Growth Portfolio (1)	$24,944
Growth LT Portfolio		$1,945,883
Focused 30 Portfolio			$17,517
Health Sciences Portfolio				$7,941
Mid-Cap Value Portfolio					$514,722
International Value Portfolio						$1,554,071
Capital Opportunities Portfolio							$13,827
International Large-Cap Portfolio								$77,025
Equity Index Portfolio									$28,040
Receivables:
Due from Pacific Life Insurance Company	—	—	—	—	—	—	—	—	18
Fund shares redeemed	1	1,613	1	—	110	2,796	1	429	—
Other	—	—	—	—	—	3,886	—	—	—

Total Assets	24,945	1,947,496	17,518	7,941	514,832	1,560,753	13,828	77,454	28,058

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	1	1,613	1	—	110	2,796	1	429	—
Fund shares purchased	—	—	—	—	—	—	—	—	18
Other	—	1,908	1	1	27	—	2	6	2

Total Liabilities	1	3,521	2	1	137	2,796	3	435	20

NET ASSETS	$24,944	$1,943,975	$17,516	$7,940	$514,695	$1,557,957	$13,825	$77,019	$28,038

Units Outstanding	5,322	222,089	1,871	759	24,579	112,661	1,643	8,584	3,138

Accumulation Unit Value	$4.69	$8.75	$9.36	$10.46	$20.94	$13.83	$8.41	$8.97	$8.94

Cost of Investments	$18,527	$2,142,711	$10,057	$5,511	$344,761	$1,462,181	$12,155	$56,966	$20,419

(1)	Formerly named I-Net TollkeeperSM Variable Account and I-Net Tollkeeper PortfolioSM.
See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2005

	Small-Cap	Fasciano	Small-Cap	Multi-	Main	Emerging	Managed	Inflation	Money
	Index	Small Equity	Value	Strategy	Street® Core	Markets	Bond	Managed	Market
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account (1)	Account	Account	Account	Account	Account	Account	Account

ASSETS
Investments:
Small-Cap Index Portfolio	$91,950
Fasciano Small Equity Portfolio (1)		$1,154,113
Small-Cap Value Portfolio			$54,639
Multi-Strategy Portfolio				$5,951,053
Main Street® Core Portfolio					$150,604
Emerging Markets Portfolio						$58,868
Managed Bond Portfolio							$3,542,536
Inflation Managed Portfolio								$519,541
Money Market Portfolio									$530,393
Receivables:
Due from Pacific Life Insurance Company	9	—	37	785	—	—	1,166	294	89
Fund shares redeemed	—	31	—	—	61	40	—	—	—
Other	—	—	—	—	—	—	—	—	376

Total Assets	91,959	1,154,144	54,676	5,951,838	150,665	58,908	3,543,702	519,835	530,858

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	31	—	—	61	40	—	—	—
Fund shares purchased	9	—	37	785	—	—	1,166	294	89
Other	10	551	2	6,704	21	5	2,370	47	—

Total Liabilities	19	582	39	7,489	82	45	3,536	341	89

NET ASSETS	$91,940	$1,153,562	$54,637	$5,944,349	$150,583	$58,863	$3,540,166	$519,494	$530,769

Units Outstanding	7,654	132,513	3,160	339,151	17,421	3,824	231,267	34,690	44,786

Accumulation Unit Value	$12.01	$8.71	$17.29	$17.53	$8.64	$15.39	$15.31	$14.98	$11.85

Cost of Investments	$51,855	$1,221,357	$40,983	$5,550,221	$119,278	$29,757	$3,355,344	$516,229	$530,559

(1)	Formerly named Aggressive Equity Variable Account and Aggressive Equity Portfolio.
See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2005

	High Yield	Equity	Large-Cap		Mid-Cap	Real	VN Small-
	Bond	Income	Value	Comstock	Growth	Estate	Cap Value
	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account (1)

ASSETS
Investments:
High Yield Bond Portfolio	$205,673
Equity Income Portfolio		$51,952
Large-Cap Value Portfolio			$263,604
Comstock Portfolio				$240,531
Mid-Cap Growth Portfolio					$93,898
Real Estate Portfolio						$82,232
VN Small-Cap Value Portfolio							$426
Receivables:
Due from Pacific Life Insurance Company	30	—	—	—	—	2	6
Fund shares redeemed	—	2	81	75	4	—	—
Other	—	—	—	—	—	2	—

Total Assets	205,703	51,954	263,685	240,606	93,902	82,236	432

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	2	81	75	4	—	—
Fund shares purchased	30	—	—	—	—	2	6
Other	5	1	9	10	5	—	1

Total Liabilities	35	3	90	85	9	2	7

NET ASSETS	$205,668	$51,951	$263,595	$240,521	$93,893	$82,234	$425

Units Outstanding	17,452	4,248	20,887	23,479	12,528	2,798	37

Accumulation Unit Value	$11.78	$12.23	$12.62	$10.24	$7.49	$29.40	$11.43

Cost of Investments	$198,885	$36,830	$180,339	$198,486	$51,601	$41,356	$445

(1)	Operations commenced during 2005 (See Note 1 to Financial Statements).
See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005

						American
						Funds	American
	Blue	Aggressive	Financial	Diversified		Growth-	Funds		Short
	Chip	Growth	Services	Research	Equity	Income	Growth	Technology	Duration Bond
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account (1)	Account (1)	Account	Account

INVESTMENT INCOME
Dividends	$1,197	$—	$592	$336	$13,072	$234	$38	$—	$3,127
EXPENSES
Mortality and expense risk fees and administrative fees	4,618	101	588	992	75,771	109	73	178	1,477

Net Investment Income (Loss)	(3,421)	(101)	4	(656)	(62,699)	125	(35)	(178)	1,650

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(3,985)	(11)	(15)	243	(1,079,064)	3	9	1,606	(1,123)
Realized gain distributions	—	—	232	—	—	—	—	—	—

Realized Gain (Loss)	(3,985)	(11)	217	243	(1,079,064)	3	9	1,606	(1,123)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	11,752	412	1,424	4,530	1,387,039	1,159	1,169	1,548	(414)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,346	$300	$1,645	$4,117	$245,276	$1,287	$1,143	$2,976	$113

(1)	Operations commenced during 2005 (See Note 1 to Financial Statements).
See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2005

	Concentrated	Growth	Focused	Health	Mid-Cap	International	Capital	International	Equity
	Growth	LT	30	Sciences	Value	Value	Opportunities	Large-Cap	Index
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account (1)	Account	Account	Account	Account	Account	Account	Account	Account

INVESTMENT INCOME
Dividends	$—	$4,754	$137	$—	$2,634	$29,248	$138	$567	$404
EXPENSES
Mortality and expense risk fees and administrative fees	334	28,660	220	111	6,967	22,303	160	911	1,034

Net Investment Income (Loss)	(334)	(23,906)	(83)	(111)	(4,333)	6,945	(22)	(344)	(630)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(2,431)	(428,548)	232	323	1,245	(52,448)	84	299	9,903
Realized gain distributions	—	—	—	143	42,627	—	—	—	477

Realized Gain (Loss)	(2,431)	(428,548)	232	466	43,872	(52,448)	84	299	10,380

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	2,865	569,962	2,956	401	(1,741)	164,217	(23)	8,389	(9,057)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$100	$117,508	$3,105	$756	$37,798	$118,714	$39	$8,344	$693

(1)	Formerly named I-Net Tollkeeper Variable Account.
See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2005

	Small-Cap	Fasciano	Small-Cap	Multi-	Main	Emerging	Managed	Inflation	Money
	Index	Small Equity	Value	Strategy	Street Core	Markets	Bond	Managed	Market
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account (1)	Account	Account	Account	Account	Account	Account	Account

INVESTMENT INCOME
Dividends	$436	$2,363	$653	$132,066	$1,600	$485	$126,029	$15,341	$15,915
EXPENSES
Mortality and expense risk fees and administrative fees	1,546	16,524	738	89,709	1,973	647	53,321	7,260	8,112

Net Investment Income (Loss)	(1,110)	(14,161)	(85)	42,357	(373)	(162)	72,708	8,081	7,803

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	14,587	(55,922)	413	11,527	243	219	26,400	(1,342)	2
Realized gain distributions	—	—	2,318	—	—	—	123,108	35,323	—

Realized Gain (Loss)	14,587	(55,922)	2,731	11,527	243	219	149,508	33,981	2

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(10,937)	81,400	3,494	90,651	7,672	16,731	(174,668)	(36,401)	29

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,540	$11,317	$6,140	$144,535	$7,542	$16,788	$47,548	$5,661	$7,834

(1)	Formerly named Aggressive Equity Variable Account.
See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2005

	High Yield	Equity	Large-Cap		Mid-Cap	Real	VN Small-
	Bond	Income	Value	Comstock	Growth	Estate	Cap Value
	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account (1)

INVESTMENT INCOME
Dividends	$14,998	$918	$3,351	$3,504	$—	$672	$2
EXPENSES
Mortality and expense risk fees and administrative fees	2,954	1,209	3,754	3,418	1,267	1,106	—

Net Investment Income (Loss)	12,044	(291)	(403)	86	(1,267)	(434)	2

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(308)	10,547	5,991	(28)	2,433	3,107	—
Realized gain distributions	—	3,166	—	9,344	—	3,274	12

Realized Gain (Loss)	(308)	13,713	5,991	9,316	2,433	6,381	12

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(9,934)	(9,647)	5,369	(2,443)	12,247	6,095	(19)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,802	$3,775	$10,957	$6,959	$13,413	$12,042	($5)

(1)	Operations commenced during 2005 (See Note 1 to Financial Statements).
See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS

	Blue Chip		Aggressive Growth		Financial Services		Diversified Research
	Variable Account		Variable Account		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($3,421)	($2,249)	($101)	($94)	$4	($227)	($656)	($506)
Realized gain (loss)	(3,985)	(12,282)	(11)	(21)	217	(187)	243	2,241
Change in unrealized appreciation on investments	11,752	25,833	412	796	1,424	3,104	4,530	3,668

Net Increase in Net Assets Resulting from Operations	4,346	11,302	300	681	1,645	2,690	4,117	5,403

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	—	600	—	—	—	—	—	—
Transfers between variable and fixed accounts, net	(2,986)	150,412	—	—	(1,433)	9,257	26,681	12,056
Transfers—policy charges and deductions	(115)	(133)	(6)	(10)	(9)	(16)	(31)	(12)
Transfers—surrenders	(9,241)	(40,163)	—	—	(662)	(4,595)	(4,614)	(30,663)
Transfers—other	1	(5)	1	—	—	(1)	(2)	1

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(12,341)	110,711	(5)	(10)	(2,104)	4,645	22,034	(18,618)

NET INCREASE (DECREASE) IN NET ASSETS	(7,995)	122,013	295	671	(459)	7,335	26,151	(13,215)

NET ASSETS
Beginning of Year	343,648	221,635	7,280	6,609	45,100	37,765	52,793	66,008

End of Year	$335,653	$343,648	$7,575	$7,280	$44,641	$45,100	$78,944	$52,793

See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

			American Funds
	Equity		Growth-Income	American Funds Growth	Technology
	Variable Account		Variable Account (1)	Variable Account (1)	Variable Account
	Year Ended	Year Ended	Period Ended	Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2005	2005	2004

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($62,699)	($45,494)	$125	($35)	($178)	($130)
Realized gain (loss)	(1,079,064)	(1,951,411)	3	9	1,606	447
Change in unrealized appreciation (depreciation) on investments	1,387,039	2,196,547	1,159	1,169	1,548	(241)

Net Increase in Net Assets Resulting from Operations	245,276	199,642	1,287	1,143	2,976	76

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	14,747	75,613	—	—	80	—
Transfers between variable and fixed accounts, net	(78,934)	(342,330)	23,119	8,911	10,432	—
Transfers—policy charges and deductions	(129,460)	(200,087)	(5)	(6)	(18)	(12)
Transfers—surrenders	(797,781)	(1,163,240)	(692)	—	(11,072)	(4,144)
Transfers—other	403	(86)	(2)	—	—	(1)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(991,025)	(1,630,130)	22,420	8,905	(578)	(4,157)

NET INCREASE (DECREASE) IN NET ASSETS	(745,749)	(1,430,488)	23,707	10,048	2,398	(4,081)

NET ASSETS
Beginning of Year/Period	5,960,994	7,391,482	—	—	6,786	10,867

End of Year/Period	$5,215,245	$5,960,994	$23,707	$10,048	$9,184	$6,786

(1)	Operations commenced during 2005 (See Note 1 to Financial Statements).
See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Short Duration Bond		Concentrated Growth		Growth LT		Focused 30
	Variable Account		Variable Account (1)		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,650	$1,060	($334)	($345)	($23,906)	($32,966)	($83)	($179)
Realized gain (loss)	(1,123)	(81)	(2,431)	(1,065)	(428,548)	(1,016,049)	232	648
Change in unrealized appreciation (depreciation) on investments	(414)	(1,308)	2,865	4,117	569,962	1,235,835	2,956	986

Net Increase (Decrease) in Net Assets Resulting from Operations	113	(329)	100	2,707	117,508	186,820	3,105	1,455

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	—	—	—	—	2,120	29,407	—	—
Transfers between variable and fixed accounts, net	(833)	60,393	(2,305)	—	(58,240)	(120,774)	3,250	—
Transfers—policy charges and deductions	(33)	(24)	—	(7)	(24,630)	(77,735)	(14)	(3)
Transfers—surrenders	(26,667)	(442)	—	(321)	(348,387)	(399,701)	(1,368)	(2,759)
Transfers—other	2	(4)	—	1	(110)	(355)	2	1

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(27,531)	59,923	(2,305)	(327)	(429,247)	(569,158)	1,870	(2,761)

NET INCREASE (DECREASE) IN NET ASSETS	(27,418)	59,594	(2,205)	2,380	(311,739)	(382,338)	4,975	(1,306)

NET ASSETS
Beginning of Year	120,395	60,801	27,149	24,769	2,255,714	2,638,052	12,541	13,847

End of Year	$92,977	$120,395	$24,944	$27,149	$1,943,975	$2,255,714	$17,516	$12,541

(1)	Formerly named I-Net Tollkeeper Variable Account.
See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Health Sciences		Mid-Cap Value		International Value		Capital Opportunities
	Variable Account		Variable Account		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($111)	($301)	($4,333)	($4,944)	$6,945	$978	($22)	($223)
Realized gain (loss)	466	1,021	43,872	12,980	(52,448)	(172,481)	84	(4,398)
Change in unrealized appreciation (depreciation) on investments	401	(466)	(1,741)	89,451	164,217	399,035	(23)	5,291

Net Increase in Net Assets Resulting from Operations	756	254	37,798	97,487	118,714	227,532	39	670

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	—	—	—	85	3,044	38,791	—	—
Transfers between variable & fixed accounts, net	(490)	(8,803)	29,112	56,047	(72,231)	(50,583)	10,306	(172)
Transfers—policy charges and deductions	(9)	(25)	(194)	(171)	(15,865)	(44,851)	(14)	(7)
Transfers—surrenders	(2,768)	(6,594)	(33,439)	(114,484)	(200,449)	(351,037)	(3,838)	(24,098)
Transfers—other	—	2	(3)	(5)	539	125	—	—

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(3,267)	(15,420)	(4,524)	(58,528)	(284,962)	(407,555)	6,454	(24,277)

NET INCREASE (DECREASE) IN NET ASSETS	(2,511)	(15,166)	33,274	38,959	(166,248)	(180,023)	6,493	(23,607)
NET ASSETS
Beginning of Year	10,451	25,617	481,421	442,462	1,724,205	1,904,228	7,332	30,939

End of Year	$7,940	$10,451	$514,695	$481,421	$1,557,957	$1,724,205	$13,825	$7,332

See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	International Large-Cap		Equity Index		Small-Cap Index		Fasciano Small Equity
	Variable Account		Variable Account		Variable Account		Variable Account (1)
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($344)	($153)	($630)	$181	($1,110)	($1,294)	($14,161)	($10,467)
Realized gain (loss)	299	308	10,380	(2,355)	14,587	4,796	(55,922)	(197,875)
Change in unrealized appreciation (depreciation) on investments	8,389	6,990	(9,057)	11,769	(10,937)	16,305	81,400	414,738

Net Increase in Net Assets Resulting from Operations	8,344	7,145	693	9,595	2,540	19,807	11,317	206,396

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	—	—	—	—	—	23	11,570	24,198
Transfers between variable and fixed accounts, net	23,044	14,184	299	(21,754)	3,380	33,874	(22,587)	(96,378)
Transfers—policy charges and deductions	(81)	(61)	(67,912)	(71)	(25,345)	(106)	(9,563)	(7,426)
Transfers—surrenders	(1,175)	(13,058)	(13,351)	(14,984)	(18,866)	(71,449)	(129,665)	(308,877)
Transfers—other	(3)	(2)	3	1	1	(6)	93	(69)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	21,785	1,063	(80,961)	(36,808)	(40,830)	(37,664)	(150,152)	(388,552)

NET INCREASE (DECREASE) IN NET ASSETS	30,129	8,208	(80,268)	(27,213)	(38,290)	(17,857)	(138,835)	(182,156)

NET ASSETS
Beginning of Year	46,890	38,682	108,306	135,519	130,230	148,087	1,292,397	1,474,553

End of Year	$77,019	$46,890	$28,038	$108,306	$91,940	$130,230	$1,153,562	$1,292,397

(1)	Formerly named Aggressive Equity Variable Account.
See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Small-Cap Value		Multi-Strategy		Main Street Core		Emerging Markets
	Variable Account		Variable Account		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss) (1)	($85)	$228	$42,357	$13,484	($373)	($270)	($162)	$103
Realized gain (loss) (1)	2,731	994	11,527	(135,155)	243	209	219	(2,012)
Change in unrealized appreciation on investments	3,494	7,438	90,651	656,738	7,672	10,017	16,731	10,753

Net Increase in Net Assets Resulting from Operations	6,140	8,660	144,535	535,067	7,542	9,956	16,788	8,844

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	—	—	2,729	48,951	—	—	—	—
Transfers between variable and fixed accounts, net	(438)	24,072	(37,323)	(226,172)	28,446	32,761	6,409	9,563
Transfers—policy charges and deductions	(34)	(11)	(121,512)	(128,134)	(73)	(59)	(40)	(28)
Transfers—surrenders	(1,610)	(150)	(938,199)	(1,374,670)	(5,464)	(76,434)	(100)	(20,262)
Transfers—other	(1)	(1)	3,731	(1,002)	(3)	(1)	(1)	(1)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(2,083)	23,910	(1,090,574)	(1,681,027)	22,906	(43,733)	6,268	(10,728)

NET INCREASE (DECREASE) IN NET ASSETS	4,057	32,570	(946,039)	(1,145,960)	30,448	(33,777)	23,056	(1,884)

NET ASSETS
Beginning of Year	50,580	18,010	6,890,388	8,036,348	120,135	153,912	35,807	37,691

End of Year	$54,637	$50,580	$5,944,349	$6,890,388	$150,583	$120,135	$58,863	$35,807

(1)	Prior year net investment income and realized gain for the Small-Cap Value Variable Account have been reclassified to conform with current year presentation. This change had no impact on total net assets.
See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Managed Bond		Inflation Managed		Money Market		High Yield Bond
	Variable Account		Variable Account		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss) (1)	$72,708	$64,895	$8,081	($3,028)	$7,803	($2,919)	$12,044	$11,738
Realized gain (loss) (1)	149,508	77,774	33,981	31,149	2	(183)	(308)	100
Change in unrealized appreciation (depreciation) on investments	(174,668)	16,011	(36,401)	8,190	29	109	(9,934)	4,442

Net Increase (Decrease) in Net Assets Resulting from Operations	47,548	158,680	5,661	36,311	7,834	(2,993)	1,802	16,280

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	5,480	29,886	—	—	—	—	—	—
Transfers between variable and fixed accounts, net	(13,934)	79,609	31,627	133,646	(3,293)	(178,302)	3,862	82,559
Transfers—policy charges and deductions	(97,185)	(73,020)	(228)	(218)	(48,979)	(237)	(55)	(81)
Transfers—surrenders	(466,047)	(537,719)	(43,513)	(114,932)	(60,122)	(96,037)	(24,511)	(89,369)
Transfers—other	(18)	(102)	(1)	(1)	14	14	1	2

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(571,704)	(501,346)	(12,115)	18,495	(112,380)	(274,562)	(20,703)	(6,889)

NET INCREASE (DECREASE) IN NET ASSETS	(524,156)	(342,666)	(6,454)	54,806	(104,546)	(277,555)	(18,901)	9,391

NET ASSETS
Beginning of Year	4,064,322	4,406,988	525,948	471,142	635,315	912,870	224,569	215,178

End of Year	$3,540,166	$4,064,322	$519,494	$525,948	$530,769	$635,315	$205,668	$224,569

(1)	Prior year net investment income (loss) and realized gain for the Managed Bond and Inflation Managed Variable Accounts have been reclassified to conform with current year presentation. This change had no impact on total net assets.
See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Equity Income		Large-Cap Value		Comstock		Mid-Cap Growth
	Variable Account		Variable Account		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($291)	$389	($403)	($1,105)	$86	($63)	($1,267)	($1,113)
Realized gain (loss)	13,713	502	5,991	6,369	9,316	(348)	2,433	308
Change in unrealized appreciation (depreciation) on investments	(9,647)	9,018	5,369	16,583	(2,443)	29,850	12,247	16,080

Net Increase in Net Assets Resulting from Operations	3,775	9,909	10,957	21,847	6,959	29,439	13,413	15,275

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	—	—	—	—	—	—	—	—
Transfers between variable and fixed accounts, net	(7,282)	24,970	(20,246)	52,417	1,499	141,594	(5,931)	23,708
Transfers—policy charges and deductions	(86)	(62)	(103)	(135)	(49)	(51)	(45)	(42)
Transfers—surrenders	(58,850)	(3,086)	(13,059)	(120,377)	(21,229)	(31,253)	(8,394)	(7,356)
Transfers—other	4	—	3	8	1	(4)	—	(3)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(66,214)	21,822	(33,405)	(68,087)	(19,778)	110,286	(14,370)	16,307

NET INCREASE (DECREASE) IN NET ASSETS	(62,439)	31,731	(22,448)	(46,240)	(12,819)	139,725	(957)	31,582

NET ASSETS
Beginning of Year	114,390	82,659	286,043	332,283	253,340	113,615	94,850	63,268

End of Year	$51,951	$114,390	$263,595	$286,043	$240,521	$253,340	$93,893	$94,850
							-
See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Real Estate		VN Small-Cap Value
	Variable Account		Variable Account
	Year Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,
	2005	2004	2005 (1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss) (2)	($434)	$433	$2
Realized gain (2)	6,381	11,736	12
Change in unrealized appreciation (depreciation) on investments	6,095	14,196	(19)

Net Increase (Decrease) in Net Assets Resulting from Operations	12,042	26,365	(5)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	—	—	—
Transfers between variable and fixed accounts, net	(244)	9,715	431
Transfers—policy charges and deductions	(72)	(60)	—
Transfers—surrenders	(8,938)	(44,177)	—
Transfers—other	3	4	(1)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(9,251)	(34,518)	430

NET INCREASE (DECREASE) IN NET ASSETS	2,791	(8,153)	425

NET ASSETS
Beginning of Year/Period	79,443	87,596	—

End of Year/Period	$82,234	$79,443	$425

(1)	Operations commenced during 2005 (See Note 1 to Financial Statements).

(2)	Prior year net investment income and realized gain for the Real Estate Variable Account have been reclassified to conform with current year presentation. This change had no impact on total net assets.
See Notes to Financial Statements

SEPARATE ACCOUNT B
FINANCIAL HIGHLIGHTS
     A summary of accumulation unit values (“AUV”), total units outstanding, total net assets, ratios of investment income to average daily net assets, and total returns for each year or period ended December 31 are presented in the table below. The ratio of expenses to average daily net assets is 1.40% for all Variable Accounts.

				Ratios of
	AUV	Number		Investment
	at	of	Total	Income to
For the Year or Period	End of	Units	Net	Average Net	Total
Ended	Year/Period	Outstanding	Assets	Assets (1)	Returns (2)

Blue Chip
2005	$7.59	44,203	$335,653	0.36%	1.51%
2004	7.48	45,940	343,648	0.67%	3.20%
2003	7.25	30,577	221,635	0.21%	23.62%
2002	5.86	29,921	175,441	0.12%	(26.97%)
01/02/2001 - 12/31/2001	8.03	24,582	197,367	0.10%	(19.71%)

Aggressive Growth
2005	$8.69	871	$7,575	0.00%	4.13%
2004	8.35	872	7,280	0.00%	10.33%
2003	7.57	873	6,609	0.00%	24.90%
2002	6.06	989	5,994	0.00%	(23.41%)
01/02/2001 - 12/31/2001	7.91	803	6,351	0.00%	(20.90%)

Financial Services
2005	$10.92	4,087	$44,641	1.41%	4.02%
2004	10.50	4,295	45,100	0.87%	7.21%
2003	9.79	3,856	37,765	0.56%	27.21%
2002	7.70	6,786	52,250	0.25%	(15.78%)
01/02/2001 - 12/31/2001	9.14	6,164	56,354	0.63%	(8.58%)

Diversified Research
2005	$11.64	6,783	$78,944	0.47%	3.78%
2004	11.21	4,708	52,793	0.52%	9.66%
2003	10.23	6,455	66,008	0.44%	30.78%
2002	7.82	1,944	15,203	0.43%	(25.25%)
2001	10.46	7	74	0.07%	(4.10%)

Equity
2005	$9.92	525,708	$5,215,245	0.24%	5.05%
2004	9.44	631,240	5,960,994	0.70%	3.68%
2003	9.11	811,540	7,391,482	0.35%	22.60%
2002	7.43	1,004,865	7,464,857	0.32%	(27.53%)
2001 (3)	10.25	1,335,006	13,684,967	0.04%	(22.86%)

American Funds Growth-Income (4)
05/06/2005 - 12/31/2005	$10.88	2,178	$23,707	2.97%	7.82%

American Funds Growth (4)
05/06/2005 - 12/31/2005	$11.86	847	$10,048	0.73%	16.77%

Technology
2005	$5.31	1,728	$9,184	0.00%	20.03%
2004	4.43	1,532	6,786	0.00%	2.22%
2003	4.33	2,508	10,867	0.00%	40.61%
2002	3.08	9,765	30,085	0.00%	(47.09%)
01/02/2001 - 12/31/2001	5.82	8,272	48,169	0.00%	(41.77%)

Short Duration Bond
2005	$10.00	9,299	$92,977	2.96%	0.17%
2004	9.98	12,061	120,395	2.56%	(0.20%)
05/01/2003 - 12/31/2003	10.00	6,079	60,801	2.55%	0.02%

Concentrated Growth (5)
2005	$4.69	5,322	$24,944	0.00%	0.92%
2004	4.64	5,847	27,149	0.00%	11.09%
2003	4.18	5,926	24,769	0.00%	41.23%
2002	2.96	605	1,791	0.00%	(39.47%)
2001	4.89	992	4,849	0.00%	(34.82%)

Growth LT
2005	$8.75	222,089	$1,943,975	0.23%	6.18%
2004	8.24	273,640	2,255,714	0.00%	8.86%
2003	7.57	348,389	2,638,052	0.00%	32.12%
2002	5.73	424,994	2,435,782	1.02%	(29.96%)
2001 (3)	8.18	538,772	4,408,810	1.07%	(30.54%)

Focused 30
2005	$9.36	1,871	$17,516	0.87%	20.38%
2004	7.78	1,613	12,541	0.04%	13.25%
2003	6.87	2,016	13,847	0.00%	40.28%
2002	4.90	2,175	10,648	0.20%	(30.39%)
2001	7.03	5,801	40,796	0.08%	(14.57%)

Health Sciences
2005	$10.46	759	$7,940	0.00%	13.69%
2004	9.20	1,136	10,451	0.00%	6.05%
2003	8.68	2,953	25,617	0.00%	26.05%
2002	6.88	7,948	54,710	0.00%	(24.37%)
01/02/2001 - 12/31/2001	9.10	7,733	70,382	0.00%	(8.98%)

Mid-Cap Value
2005	$20.94	24,579	$514,695	0.53%	7.36%
2004	19.51	24,682	481,421	0.34%	23.34%
2003	15.81	27,978	442,462	0.52%	27.31%
2002 (3)	12.42	30,564	379,660	0.43%	(15.65%)
2001 (3)	14.73	23,554	346,875	0.88%	11.72%

See Notes to Financial Statements	See explanation of references on page 20

SEPARATE ACCOUNT B
FINANCIAL HIGHLIGHTS (Continued)

				Ratios of
	AUV	Number		Investment
	at	of	Total	Income to
For the Year or Period	End of	Units	Net	Average Net	Total
Ended	Year/Period	Outstanding	Assets	Assets (1)	Returns (2)

International Value
2005	$13.83	112,661	$1,557,957	1.83%	7.91%
2004	12.81	134,549	1,724,205	1.46%	14.80%
2003	11.16	170,596	1,904,228	1.57%	25.94%
2002	8.86	229,131	2,030,848	0.80%	(15.10%)
2001 (3)	10.44	302,810	3,161,403	0.98%	(22.97%)

Capital Opportunities
2005	$8.41	1,643	$13,825	1.20%	0.42%
2004	8.38	875	7,332	0.26%	11.13%
2003	7.54	4,104	30,939	0.41%	25.36%
2002	6.01	3,984	23,956	0.19%	(27.80%)
01/02/2001 - 12/31/2001	8.33	3,386	28,194	0.14%	(16.72%)

International Large-Cap
2005	$8.97	8,584	$77,019	0.87%	11.13%
2004	8.07	5,808	46,890	1.02%	16.96%
2003	6.90	5,604	38,682	1.30%	28.70%
2002	5.36	2,487	13,340	1.03%	(18.77%)
2001	6.60	1,224	8,085	0.74%	(19.44%)

Equity Index
2005	$8.94	3,138	$28,038	0.55%	3.22%
2004	8.66	12,511	108,306	1.56%	9.05%
2003	7.94	17,071	135,519	2.29%	26.51%
2002 (3)	6.27	12,519	78,556	1.47%	(23.43%)
2001 (3)	8.19	10,089	82,676	1.05%	(13.38%)

Small-Cap Index
2005	$12.01	7,654	$91,940	0.39%	2.93%
2004	11.67	11,159	130,230	0.51%	16.12%
2003	10.05	14,736	148,087	0.65%	44.49%
2002	6.96	17,334	120,558	1.10%	(22.29%)
2001 (3)	8.95	1,826	16,344	1.52%	0.31%

Fasciano Small Equity (6)
2005	$8.71	132,513	$1,153,562	0.20%	1.23%
2004	8.60	150,295	1,292,397	0.60%	17.29%
2003	7.33	201,128	1,474,553	0.49%	31.30%
2002	5.58	240,831	1,344,773	0.00%	(26.14%)
2001	7.56	315,269	2,383,359	0.00%	(18.40%)

Small-Cap Value
2005	$17.29	3,160	$54,637	1.23%	12.07%
2004 (3)	15.43	3,279	50,580	2.03%	22.68%
05/01/2003 - 12/31/2003	12.57	1,432	18,010	0.71%	25.75%

Multi-Strategy
2005	$17.53	339,151	$5,944,349	2.06%	2.40%
2004	17.12	402,552	6,890,388	1.59%	8.29%
2003	15.81	508,414	8,036,348	1.47%	21.56%
2002 (3)	13.00	646,807	8,410,381	1.81%	(14.27%)
2001 (3)	15.17	966,252	14,656,220	2.48%	(2.54%)

Main Street Core (7)
2005	$8.64	17,421	$150,583	1.13%	4.52%
2004	8.27	14,526	120,135	1.19%	8.02%
2003	7.66	20,103	153,912	1.20%	25.19%
2002	6.12	15,929	97,416	0.53%	(29.40%)
2001 (3)	8.66	26,313	227,920	0.75%	(10.15%)

Emerging Markets
2005	$15.39	3,824	$58,863	1.04%	39.51%
2004	11.03	3,245	35,807	1.75%	32.75%
2003	8.31	4,534	37,691	1.35%	66.14%
2002	5.00	3,289	16,453	0.47%	(4.42%)
2001	5.23	7,932	41,515	0.15%	(9.96%)

Managed Bond
2005	$15.31	231,267	$3,540,166	3.30%	1.21%
2004 (3)	15.12	268,726	4,064,322	2.93%	3.91%
2003 (3)	14.55	302,785	4,406,988	4.25%	4.76%
2002 (3)	13.89	432,763	6,012,706	4.47%	9.39%
2001	12.70	716,144	9,095,644	5.09%	5.83%

Inflation Managed (8)
2005	$14.98	34,690	$519,494	2.95%	1.12%
2004 (3)	14.81	35,515	525,948	0.80%	7.38%
2003 (3)	13.79	34,163	471,142	0.09%	6.74%
2002 (3)	12.92	23,001	297,179	1.12%	13.85%
2001	11.35	13,394	152,004	3.63%	2.81%

Money Market
2005	$11.85	44,786	$530,769	2.74%	1.40%
2004	11.69	54,356	635,315	0.99%	(0.39%)
2003	11.73	77,795	912,870	0.80%	(0.61%)
2002	11.81	126,579	1,494,486	1.40%	0.00%
2001	11.81	159,317	1,880,923	3.75%	2.41%

High Yield Bond
2005	$11.78	17,452	$205,668	7.09%	0.95%
2004	11.67	19,237	224,569	7.14%	7.90%
2003	10.82	19,890	215,178	7.33%	18.62%
2002	9.12	13,905	126,818	8.44%	(4.34%)
2001	9.53	20,516	195,604	9.97%	(0.07%)

Equity Income
2005	$12.23	4,248	$51,951	1.06%	4.17%
2004	11.74	9,743	114,390	1.85%	10.63%
2003	10.61	7,789	82,659	1.30%	24.48%
01/02/2002 - 12/31/2002	8.53	10,082	85,958	0.88%	(14.74%)

Large-Cap Value
2005	$12.62	20,887	$263,595	1.25%	4.69%
2004	12.06	23,728	286,043	1.06%	8.40%
2003	11.12	29,879	332,283	1.27%	29.42%
2002	8.59	24,073	206,866	1.33%	(24.03%)
2001 (3)	11.31	12,742	144,124	0.94%	(4.99%)

See Notes to Financial Statements	See explanation of references on page 20

SEPARATE ACCOUNT B
FINANCIAL HIGHLIGHTS (Continued)

				Ratios of
	AUV	Number		Investment
	at	of	Total	Income to
For the Year or Period	End of	Units	Net	Average Net	Total
Ended	Year/Period	Outstanding	Assets	Assets (1)	Returns (2)

Comstock (9)
2005	$10.24	23,479	$240,521	1.43%	2.91%
2004	9.95	25,451	253,340	1.36%	15.54%
2003	8.62	13,188	113,615	0.69%	29.56%
2002	6.65	8,152	54,208	0.09%	(23.24%)
2001	8.66	5,986	51,853	0.38%	(11.13%)

Mid-Cap Growth
2005	$7.49	12,528	$93,893	0.00%	16.27%
2004	6.45	14,714	94,850	0.00%	19.90%
2003	5.38	11,768	63,268	0.00%	28.58%
2002	4.18	14,751	61,677	0.00%	(47.77%)
01/02/2001 - 12/31/2001	8.01	4,258	34,089	0.00%	(19.95%)

Real Estate (10)
2005	$29.40	2,798	$82,234	0.85%	15.17%
2004(3)	25.52	3,113	79,443	1.89%	35.71%
2003(3)	18.81	4,657	87,596	2.70%	35.61%
2002(3)	13.87	7,506	104,101	3.61%	(1.71%)
2001(3)	14.11	5,408	76,301	4.25%	7.03%

VN Small-Cap Value (4)
12/05/2005 - 12/31/2005	$11.43	37	$425	5.63%	(1.22%)

(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the Variable Accounts from the underlying portfolios, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risks (“M&E”) and administrative charges that are assessed against contract owner accounts. The recognition of investment income by the Variable Accounts is affected by the timing of the declaration of dividends by the underlying portfolios in which the Variable Accounts invest. The ratios of investment income to average daily net assets for periods of less than one full year are annualized.

(2)	Total returns reflect changes in unit value of the underlying portfolios and deductions for M&E and administrative charges assessed through the daily AUV calculation. These charges are assessed at an annual rate of 1.40% of the average daily net assets of each Variable Account as discussed in Note 3 to the Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, or other charges that may incur under a contract which, if incurred, would have resulted in lower returns. Total returns are not annualized for periods of less than one full year.

(3)	Prior year net investment income ratios have been restated to conform with current year presentation. This change had no impact on total net assets.

(4)	Operations commenced during 2005 (See Note 1 to Financial Statement).

(5)	Prior to 02/01/2005, Concentrated Growth Variable Account was named I-Net Tollkeeper Variable Account.

(6)	Prior to 05/01/2005, Fasciano Small Equity Variable Account was named Aggressive Equity Variable Account.

(7)	Prior to 01/01/2003, Main Street Core Variable Account was named Large-Cap Core Variable Account. Prior to 01/01/2002, the Variable Account was named Equity Income Variable Account.

(8)	Prior to 05/01/2001, Inflation Managed Variable Account was named Government Securities Variable Account.

(9)	Prior to 05/01/2003, Comstock Variable Account was named Strategic Value Variable Account.

(10)	Prior to 05/01/2002, Real Estate Variable Account was named REIT Variable Account.
See Notes to Financial Statements

SEPARATE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION
     The Separate Account B (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2005 is comprised of thirty-four subaccounts called Variable Accounts: the Blue Chip (Large-Cap Growth effective January 1, 2006) Aggressive Growth, Financial Services, Diversified Research, Equity, American Funds® Growth-Income, American Funds® Growth, Technology, Short Duration Bond, Concentrated Growth (formerly I-Net TollkeeperSM), Growth LT, Focused 30, Health Sciences, Mid-Cap Value, International Value, Capital Opportunities, International Large-Cap, Equity Index, Small-Cap Index, Fasciano Small Equity (formerly Aggressive Equity), Small-Cap Value, Multi-Strategy, Main Street® Core, Emerging Markets, Managed Bond, Inflation Managed, Money Market, High Yield Bond, Equity Income, Large-Cap Value, Comstock, Mid-Cap Growth, Real Estate, and VN Small-Cap Value Variable Accounts. American Funds is a registered trademark of American Funds Distributors, Inc., I-Net Tollkeeper is a service mark of Goldman, Sachs & Co., and Main Street is a registered trademark of OppenheimerFunds, Inc. The assets in each Variable Account invest in shares of the corresponding portfolios of Pacific Select Fund (the “Fund”), each of which pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.
     The Separate Account organized and registered with the Securities and Exchange Commission (“SEC”) three new Variable Accounts: the American Funds Growth-Income, American Funds Growth, and VN Small-Cap Value. The American Funds Growth-Income and American Funds Growth Variable Accounts commenced operations on May 6, 2005 and the VN Small-Cap Value Variable Account commenced operations on December 5, 2005.
     The net assets of the Fund’s Small-Cap Equity Portfolio (the “Acquired Portfolio”), the underlying portfolio for the Small-Cap Equity Variable Account, was transferred to the Fund’s Small-Cap Index Portfolio (the “Surviving Portfolio”), the underlying portfolio for the Small-Cap Index Variable Account, in exchange for shares of the Surviving Portfolio (the “Reorganization”). The Reorganization took place on April 30, 2004. In connection with the Reorganization a total of 6,235 outstanding accumulation units (valued at $41,718) of the Small-Cap Equity Variable Account were exchanged for 4,139 accumulation units with equal value of the Small-Cap Index Variable account.
     The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on September 25, 1996 and commenced operations on March 1, 1997. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuities, are obligations of Pacific Life.
     The Separate Account held by Pacific Life represents funds from individual flexible premium variable accumulation deferred annuity contracts (the “Contracts”). The assets of the Separate Account are carried at market value.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
     A. Valuation of Investments
     Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.
     B. Security Transactions and Investment Income
     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Separate Account for its share of dividends are reinvested in additional full and fractional shares of the related portfolios.
     C. Federal Income Taxes
     The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the Contracts.
3. CHARGES AND EXPENSES
     Pacific Life deducts from the Separate Account daily charges for mortality and expense risks and administrative expenses Pacific Life assumes at an annual rate of 1.25% and 0.15%, respectively, of the average daily net assets of each Variable Account. Under the Contracts, Pacific Life makes certain deductions from the net assets of each Variable Account for maintenance fees, any state and local premium tax charges, and any withdrawal and surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.
4. RELATED PARTY AGREEMENT
     Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable annuity contracts funded by interests in the Separate Account, without remuneration from the Separate Account.

SEPARATE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (Continued)
5. PURCHASES AND SALES OF INVESTMENTS
     The cost of purchases and proceeds from sales of investments for the year or period ended December 31, 2005, were as follows:

Variable Accounts	Purchases	Sales
Blue Chip	$12,993	$25,336
Aggressive Growth	—	5
Financial Services	367	2,471
Diversified Research	27,440	5,404
Equity	13,954	1,005,282
American Funds Growth-Income (1)	23,149	727
American Funds Growth (1)	9,166	260
Technology	11,433	12,012
Short Duration Bond	13,848	41,380
Concentrated Growth (2)	—	2,305
Growth LT	2,146	431,284
Focused 30	3,647	1,777
Health Sciences	373	3,640
Mid-Cap Value	36,473	40,993
International Value	8,146	293,459
Capital Opportunities	11,059	4,605
International Large-Cap	26,935	5,147
Equity Index	4,613	85,577
Small-Cap Index	7,796	48,627
Fasciano Small Equity (2)	11,779	161,925
Small-Cap Value	7,567	9,650
Multi-Strategy	22,877	1,117,029
Main Street Core	30,034	7,125
Emerging Markets	7,669	1,399
Managed Bond	28,567	600,251
Inflation Managed	33,947	46,060
Money Market	12,438	124,833
High Yield Bond	5,333	26,037
Equity Income	1,160	67,378
Large-Cap Value	15,568	48,976
Comstock	15,893	35,672
Mid-Cap Growth	—	14,371
Real Estate	864	10,116
VN Small-Cap Value (1)	432	—

(1)	Operations commenced during 2005 (See Note 1 to Financial Statements).

(2)	The Concentrated Growth and Fasciano Small Equity Variable Accounts were formerly named I-Net Tollkeeper and Aggressive Equity Variable Accounts, respectively.

SEPARATE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (Continued)
6. CHANGES IN UNITS OUTSTANDING
     The changes in units outstanding for the years or periods ended December 31, 2005 and 2004 were as follows:

	2005			2004
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Blue Chip	1,864	(3,601)	(1,737)	21,680	(6,317)	15,363
Aggressive Growth	—	(1)	(1)	—	(1)	(1)
Financial Services	36	(244)	(208)	909	(470)	439
Diversified Research	2,601	(526)	2,075	1,292	(3,039)	(1,747)
Equity	7,100	(112,632)	(105,532)	18,691	(198,991)	(180,300)
American Funds Growth-Income (1)	2,247	(69)	2,178	—	—	—
American Funds Growth (1)	871	(24)	847	—	—	—
Technology	2,726	(2,530)	196	—	(976)	(976)
Short Duration Bond	1,427	(4,190)	(2,762)	6,775	(793)	5,982
Concentrated Growth (2)	—	(525)	(525)	—	(79)	(79)
Growth LT	1,319	(52,870)	(51,551)	12,121	(86,870)	(74,749)
Focused 30	432	(174)	258	—	(403)	(403)
Health Sciences	42	(419)	(377)	141	(1,958)	(1,817)
Mid-Cap Value	1,942	(2,045)	(103)	4,284	(7,580)	(3,296)
International Value	1,333	(23,221)	(21,888)	9,926	(45,973)	(36,047)
Capital Opportunities	1,319	(550)	768	99	(3,328)	(3,229)
International Large-Cap	3,398	(621)	2,776	2,881	(2,677)	204
Equity Index	552	(9,925)	(9,373)	17	(4,577)	(4,560)
Small-Cap Index	730	(4,235)	(3,505)	4,534	(8,111)	(3,577)
Fasciano Small Equity (2)	2,462	(20,244)	(17,782)	3,834	(54,667)	(50,833)
Small-Cap Value	562	(681)	(119)	2,144	(297)	1,847
Multi-Strategy	1,783	(65,184)	(63,401)	6,301	(112,163)	(105,862)
Main Street Core	3,977	(1,082)	2,895	4,846	(10,423)	(5,577)
Emerging Markets	688	(109)	579	1,220	(2,509)	(1,289)
Managed Bond	4,302	(41,761)	(37,459)	15,113	(49,172)	(34,059)
Inflation Managed	2,438	(3,262)	(825)	13,209	(11,857)	1,352
Money Market	1,214	(10,785)	(9,570)	5,409	(28,848)	(23,439)
High Yield Bond	494	(2,279)	(1,785)	8,090	(8,743)	(653)
Equity Income	106	(5,601)	(5,495)	3,463	(1,509)	1,954
Large-Cap Value	1,330	(4,170)	(2,841)	7,464	(13,615)	(6,151)
Comstock	1,687	(3,659)	(1,972)	17,906	(5,643)	12,263
Mid-Cap Growth	—	(2,186)	(2,186)	4,258	(1,312)	2,946
Real Estate	34	(349)	(315)	600	(2,144)	(1,544)
VN Small-Cap Value (1)	37	—	37	—	—	—

(1)	Operations commenced during 2005 (See Note 1 to Financial Statements).

(2)	The Concentrated Growth and Fasciano Small Equity Variable Accounts were formerly named I-Net Tollkeeper and Aggressive Equity Variable Accounts, respectively.

SEPARATE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (Continued)
7. SUBSTITUTION AND SUBSEQUENT EVENTS
     An application for an order of approval for the substitution of the Equity Income Portfolio, the underlying portfolio for the Equity Income Variable Account, with shares of the American Funds Growth-Income Portfolio, the underlying portfolio for the American Funds Growth-Income Variable Account, has been filed with the SEC. If the SEC issues an order to permit the substitution, the Equity Income Portfolio will be liquidated and its shares will be exchanged for shares of the American Funds Growth-Income Portfolio. The Equity Income Portfolio will then be closed.
     On November 14, 2005, the Fund’s Board approved plans of reorganization (the “Reorganizations”) subject to approval by the SEC and the shareholders of the Aggressive Growth and Financial Services Portfolios, the underlying portfolios for the Aggressive Growth and Financial Services Variable Accounts, respectively. Under the Reorganizations, the Mid-Cap Growth Portfolio and the Large-Cap Value Portfolio, the underlying portfolios for the Mid-Cap Growth and Large-Cap Value Variable Accounts, will acquire all of the assets and liabilities of the Aggressive Growth Portfolio and Financial Services Portfolio, respectively. The Reorganizations are expected to be effective as of the close of business on April 28, 2006, or on a later date as the parties may agree.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Directors
Pacific Life Insurance Company:
     We have audited the accompanying statements of assets and liabilities of Separate Account B (the “Separate Account”) (comprised of Blue Chip, Aggressive Growth, Financial Services, Diversified Research, Equity, American Funds® Growth-Income, American Funds® Growth, Technology, Short Duration Bond, Concentrated Growth (formerly I-Net TollkeeperSM), Growth LT, Focused 30, Health Sciences, Mid-Cap Value, International Value, Capital Opportunities, International Large-Cap, Equity Index, Small-Cap Index, Fasciano Small Equity (formerly Aggressive Equity), Small-Cap Value, Multi-Strategy, Main Street® Core, Emerging Markets, Managed Bond, Inflation Managed, Money Market, High Yield Bond, Equity Income, Large-Cap Value, Comstock, Mid-Cap Growth, Real Estate, and VN Small-Cap Value Variable Accounts — collectively, the “Variable Accounts”) as of December 31, 2005, the related statements of operations for the year then ended (as to the American Funds Growth-Income, American Funds Growth, and VN Small-Cap Value Variable Accounts, for the period from commencement of operations through December 31, 2005), the statements of changes in net assets for each of the two years in the period then ended (as to the American Funds Growth-Income, American Funds Growth, and VN Small-Cap Value Variable Accounts, for the period from commencement of operations through December 31, 2005), and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Separate Account B as of December 31, 2005, the results of their operations, the changes in their net assets, and the related financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Costa Mesa, California
February 22, 2006

Annual Report
as of December 31, 2005

•	Separate Account B of Pacific Life Insurance Company

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626

Counsel
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006-2401

Pacific Life Insurance Company
P.O. Box 7187
Pasadena, California 91109-7187

ADDRESS SERVICE REQUESTED

Form No.	480-6A